Submission	Aug. 24, 2026
Submission [Line Items]
Central Index Key	0001954360
Registrant Name	Crescent Private Credit Income Corp
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES